Provisions - Schedule of Changes in Provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	£ 2,227	£ 2,654
Exchange adjustments	97	(216)
Additions	423	146
Acquisition of WPD (note 37)	66
Unused amounts reversed	(61)	(81)
Unwinding of discount	73	78
Utilised	(194)	(258)
Reclassification to held for sale (note 10)	(92)	(96)
Other provisions, ending balance	2,539	2,227
Environmental
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	1,700	2,071
Exchange adjustments	82	(185)
Additions	158	26
Acquisition of WPD (note 37)	0
Unused amounts reversed	(25)	(38)
Unwinding of discount	64	66
Utilised	(99)	(161)
Reclassification to held for sale (note 10)	(3)	(79)
Other provisions, ending balance	1,877	1,700
Decommissioning
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	244	254
Exchange adjustments	4	(9)
Additions	37	42
Acquisition of WPD (note 37)	37
Unused amounts reversed	(4)	(27)
Unwinding of discount	6	7
Utilised	(26)	(16)
Reclassification to held for sale (note 10)	(40)	(7)
Other provisions, ending balance	258	244
Restructuring
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	26	35
Exchange adjustments	1	(1)
Additions	16	11
Acquisition of WPD (note 37)	0
Unused amounts reversed	(1)	0
Unwinding of discount	0	0
Utilised	(22)	(19)
Reclassification to held for sale (note 10)	(3)	0
Other provisions, ending balance	17	26
Other
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	257	294
Exchange adjustments	10	(21)
Additions	212	67
Acquisition of WPD (note 37)	29
Unused amounts reversed	(31)	(16)
Unwinding of discount	3	5
Utilised	(47)	(62)
Reclassification to held for sale (note 10)	(46)	(10)
Other provisions, ending balance	£ 387	£ 257